Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Schwab Fundamental Emerging Markets Equity ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	12.18%	18.78%	6.76%	3.67%
Schwab Fundamental International Small Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	9.04%	14.05%	7.15%	5.02%
Schwab Fundamental International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	9.28%	17.94%	10.38%	5.48%
Schwab Fundamental U.S. Small Company ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	7.36%	16.58%	11.69%	8.70%
Schwab Fundamental U.S. Large Company ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	10.74%	23.76%	15.51%	11.45%
Schwab Fundamental U.S. Broad Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	10.60%	23.26%	15.26%	11.27%
Schwab U.S. REIT ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Price Return
Average Annual Return, Percent	[1],[2]	14.43%	21.47%	2.41%	5.02%
Without Sales Load [Member] | Schwab Fundamental Emerging Markets Equity ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2],[3]	11.47%	19.08%	6.71%	3.70%
Without Sales Load [Member] | Schwab Fundamental International Small Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2],[3]	9.36%	14.35%	7.17%	5.11%
Without Sales Load [Member] | Schwab Fundamental International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2],[3]	9.20%	17.77%	10.38%	5.51%
Without Sales Load [Member] | Schwab Fundamental U.S. Small Company ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2]	7.32%	16.51%	11.68%	8.69%
Without Sales Load [Member] | Schwab Fundamental U.S. Large Company ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2]	10.66%	23.77%	15.49%	11.45%
Without Sales Load [Member] | Schwab Fundamental U.S. Broad Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2]	10.42%	23.20%	15.23%	11.26%
Without Sales Load [Member] | Schwab U.S. REIT ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV Return
Average Annual Return, Percent	[1],[2]	14.42%	21.59%	2.40%	5.02%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4],[5]	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	[5]	9.66%	15.07%	4.79%	2.56%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6],[7]	MSCI EAFE® Index (Net)
Average Annual Return, Percent	[5]	9.31%	19.40%	8.61%	5.20%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[9]	S&P 500® Index
Average Annual Return, Percent		11.59%	27.14%	15.92%	12.98%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Russell 1000® Index
Average Annual Return, Percent		11.02%	26.60%	15.55%	12.66%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Russell 3000® Index
Average Annual Return, Percent		10.89%	26.14%	15.19%	12.36%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[12]	RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Average Annual Return, Percent	[5]	12.18%
Russell RAFI Emerging Markets Large Company Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell RAFI™ Emerging Markets Large Company Index (Net)
Average Annual Return, Percent	[5]	12.13%	20.57%	7.13%	4.20%
Fundamental Emerging Markets Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[13]	Fundamental Emerging Markets Spliced Index
Average Annual Return, Percent	[5]	12.05%	20.49%	7.12%	4.19%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[14]	RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Average Annual Return, Percent	[5]	9.53%
Russell RAFI Developed ex US Small Company Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell RAFI™ Developed ex US Small Company Index (Net)
Average Annual Return, Percent	[5]	9.45%	14.61%	7.44%	5.38%
Fundamental Developed ex US Small Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[15]	Fundamental Developed ex US Small Spliced Index
Average Annual Return, Percent	[5]	9.44%	14.60%	7.43%	5.38%
SP Developed exUS Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	S&P Developed ex-U.S. Small Cap Index (Net)
Average Annual Return, Percent	[5]	9.06%	12.55%	6.06%	4.58%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[16]	RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Average Annual Return, Percent	[5]	9.17%
Russell RAFI Developed ex US Large Company Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell RAFI™ Developed ex US Large Company Index (Net)
Average Annual Return, Percent	[5]	9.19%	17.85%	10.43%	5.57%
Fundamental Developed ex US Large Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	Fundamental Developed ex US Large Spliced Index
Average Annual Return, Percent	[5]	9.13%	17.79%	10.42%	5.56%
RAFI Fundamental High Liquidity US Small Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18]	RAFI Fundamental High Liquidity US Small Index
Average Annual Return, Percent		7.42%
Russell RAFI US Small Company Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell RAFI™ US Small Company Index
Average Annual Return, Percent		7.64%	16.95%	11.90%	8.92%
Fundamental US Small Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]	Fundamental US Small Spliced Index
Average Annual Return, Percent		7.41%	16.70%	11.85%	8.90%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		8.71%	18.47%	9.68%	8.03%
RAFI Fundamental High Liquidity US Large Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]	RAFI Fundamental High Liquidity US Large Index
Average Annual Return, Percent		10.78%
Russell RAFI US Large Company Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell RAFI™ US Large Company Index
Average Annual Return, Percent		10.90%	24.15%	15.78%	11.74%
Fundamental US Large Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]	Fundamental US Large Spliced Index
Average Annual Return, Percent		10.80%	24.04%	15.76%	11.73%
RAFI Fundamental High Liquidity US All Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]	RAFI Fundamental High Liquidity US All Index
Average Annual Return, Percent		10.53%
Russell RAFI US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell RAFI™ US Index
Average Annual Return, Percent		10.66%	23.61%	15.52%	11.54%
Fundamental US All Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]	Fundamental US All Spliced Index
Average Annual Return, Percent		10.55%	23.48%	15.49%	11.53%
Dow Jones Equity All REIT Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]	Dow Jones Equity All REIT Capped Index
Average Annual Return, Percent		14.50%	21.69%
REIT Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[25]	REIT Spliced Index
Average Annual Return, Percent		14.50%	21.69%	2.45%	5.10%

[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[4]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[5]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[6]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Large Company Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[7]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Small Company Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[8]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Equity All REIT Capped Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
[9]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Small Company Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[10]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Large Company Index to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[11]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Index to the Russell 3000® Index. The Russell 3000® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[12]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[13]	The Fundamental Emerging Markets Spliced Index is an internally calculated index comprised of the Russell RAFI™ Emerging Markets Large Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Emerging Markets Index (Net) from June 22, 2024, forward.
[14]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[15]	The Fundamental Developed ex US Small Spliced Index is an internally calculated index comprised of the Russell RAFI™ Developed ex US Small Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) from June 22, 2024, forward.
[16]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[17]	The Fundamental Developed ex US Large Spliced Index is an internally calculated index comprised of the Russell RAFI™ Developed ex US Large Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) from June 22, 2024, forward.
[18]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[19]	The Fundamental US Small Spliced Index is an internally calculated index comprised of the Russell RAFI™ US Small Company Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Small Index from June 22, 2024, forward.
[20]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[21]	The Fundamental US Large Spliced Index is an internally calculated index comprised of the Russell RAFI™ US Large Company Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Large Index from June 22, 2024, forward.
[22]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[23]	The Fundamental US All Spliced Index is an internally calculated index comprised of the Russell RAFI™ US Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US All Index from June 22, 2024, forward.
[24]	The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
[25]	An internally calculated index, comprised of the Dow Jones U.S. Select REIT Index from inception of the Schwab U.S. REIT ETF until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter. The REIT Spliced Index is published with the permission of S&P Dow Jones Indices LLC, but is not calculated, sponsored or endorsed by S&P Dow Jones Indices LLC.